CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Unrealized gain on available-for-sale securities, tax effect	¥ 7,794		¥ 0	¥ 38,847
Share-based compensation	(143,556)	$ (22,001)	(125,854)	(100,183)
Included in cost of services
Share-based compensation	(23,648)	(3,624)	(20,189)	(16,316)
Included in operating expenses - Sales and marketing
Share-based compensation	(20,329)	(3,116)	(17,356)	(14,026)
Included in operating expenses - General and administrative
Share-based compensation	¥ (99,829)	$ (15,299)	¥ (88,604)	¥ (74,623)